Share-based Option Plan - Sumary of stock prurchase plan - phantom (Detail) - Stock purchase plan R$ / shares in Units, R$ in Thousands				12 Months Ended			29 Months Ended
	Apr. 30, 2020 share R$ / shares	Aug. 05, 2019 share R$ / shares	Aug. 07, 2018 share R$ / shares	Dec. 31, 2020 BRL (R$) share session	Dec. 31, 2019 BRL (R$) share	Dec. 31, 2018 BRL (R$) share	Dec. 31, 2020 share	Dec. 31, 2020 BRL (R$) share R$ / shares	Dec. 31, 2019 BRL (R$) share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading sessions | session				30
Total outstanding				965,908	965,908	707,400	4,857,041	4,857,041	965,908
changes in value of options [abstract]
Balance at the beginning of the period				965,908	707,400
Granted				4,793,582	405,000		5,962,400
Cancelled				(898,881)	(47,889)
Settled				(3,568)	(98,603)
Balance at the end of the period				4,857,041	965,908	707,400	4,857,041
Recognized compensation expense | R$				R$ 28,842	R$ 13,373	R$ 1,184
Share-based compensation liability | R$								R$ 62,351	R$ 11,647
August 7, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total outstanding				89,674			89,674	89,674
Exercise price | R$ / shares			R$ 10.35
Price at the date of grant | R$ / shares			17.40
Current share price | R$ / shares								R$ 39.30
Stock price | R$ / shares			R$ 11.98
Estimated volatility of share price			53.22%
Risk-free return rate			3.02%
Average remaining maturity (in years)			2 years 3 months 29 days
changes in value of options [abstract]
Granted			707,400
Balance at the end of the period				89,674			89,674
August 5, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total outstanding				14,201			14,201	14,201
Exercise price | R$ / shares		R$ 10.35
Price at the date of grant | R$ / shares		17.40
Current share price | R$ / shares								R$ 39.30
Stock price | R$ / shares		R$ 11.98
Estimated volatility of share price		53.22%
Risk-free return rate		3.02%
Average remaining maturity (in years)		2 years 3 months 29 days
changes in value of options [abstract]
Granted		405,000
Balance at the end of the period				14,201			14,201
April 30, 2020 first award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total outstanding				3,167,765			3,167,765	3,167,765
Exercise price | R$ / shares	R$ 10.35
Price at the date of grant | R$ / shares	17.40
Current share price | R$ / shares								R$ 39.30
Stock price | R$ / shares	R$ 11.98
Estimated volatility of share price	53.22%
Risk-free return rate	3.02%
Average remaining maturity (in years)	2 years 3 months 29 days
changes in value of options [abstract]
Granted	3,250,000
Balance at the end of the period				3,167,765			3,167,765
April 30, 2020 second award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total outstanding				1,585,401			1,585,401	1,585,401
Exercise price | R$ / shares	R$ 10.35
Price at the date of grant | R$ / shares	17.40
Current share price | R$ / shares								R$ 39.30
Stock price | R$ / shares	R$ 11.63
Estimated volatility of share price	53.22%
Risk-free return rate	3.02%
Average remaining maturity (in years)	3 years 3 months 29 days
changes in value of options [abstract]
Granted	1,600,000
Balance at the end of the period				1,585,401			1,585,401
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)				3 years
Maximum life of the option				6 years
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)				4 years
Maximum life of the option				8 years